TRANSAMERICA ADVISORS LIFE INSURANCE
COMPANY

Merrill Lynch Life Variable Annuity

Separate Account C

Supplement Dated December 12, 2011

to the

Prospectus For

MERRILL LYNCH CONSULTS ANNUITY®

(Dated May 1, 2008)

TRANSAMERICA ADVISORS LIFE INSURANCE
COMPANY OF NEW YORK

ML of New York Variable Annuity

Separate Account C

Supplement Dated December 12, 2011

to the

Prospectus For

MERRILL LYNCH CONSULTS ANNUITY®

(Dated May 1, 2008)

This supplement updates the Prospectus for Merrill Lynch Consults Annuity® issued by Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.

Effective on or about December 12, 2011 the following subaccount name changes will occur:

Current Subaccount Name(1)	New Subaccount Name
Transamerica AEGON U.S. Government Securities VP	TA AEGON U.S. Government Securities
Transamerica AllianceBernstein Dynamic Allocation VP	TA AllianceBernstein Dynamic Allocation
Transamerica BlackRock Tactical Allocation VP	TA BlackRock Tactical Allocation
Transamerica BlackRock Large Cap Value VP	TA BlackRock Large Cap Value
Transamerica JPMorgan Mid Cap Value VP	TA JPMorgan Mid Cap Value
Transamerica JPMorgan Enhanced Index VP	TA JPMorgan Enhanced Index
Transamerica Jennison Growth VP	TA Jennison Growth
Transamerica MFS International Equity VP	TA MFS International Equity
Transamerica Morgan Stanley Active International Allocation VP	TA Morgan Stanley Active International Allocation
Transamerica Morgan Stanley Growth Opportunities VP	TA Morgan Stanley Growth Opportunities
Transamerica Morgan Stanley Mid Cap Growth VP	TA Morgan Stanley Mid-Cap Growth
Transamerica Multi Managed Large Cap Core VP	TA Multi Managed Large Cap Core
Transamerica PIMCO Total Return VP	TA PIMCO Total Return
Transamerica Systematic Small/Mid Cap Value VP	TA Systematic Small/Mid Cap Value
Transamerica T. Rowe Price Small Cap VP	TA T. Rowe Price Small Cap
Transamerica WMC Diversified Equity VP	TA WMC Diversified Equity
Transamerica WMC Diversified Growth VP	TA WMC Diversified Growth

(1)	Also the name of the underlying fund portfolio the subaccount invests in. The underlying fund portfolio name is not changing.

Effective on or about December 30, 2011, the following subaccount merger will occur:

Existing Subaccount	Acquiring Subaccount
TA Morgan Stanley Growth Opportunities	TA Morgan Stanley Mid-Cap Growth
TA WMC Diversified Equity	TA WMC Diversified Growth

Any references in the Prospectus to the above subaccounts are hereby changed as noted above.

No action is necessary on your part if you want to be invested in the TA Morgan Stanley Mid Cap Growth Subaccount or the TA WMC Diversified Growth Subaccount. If you do not wish to be invested in the TA Morgan Stanley Mid Cap Growth Subaccount or the TA WMC Diversified Growth Subaccount, you may generally transfer your policy value allocated in these Subaccounts to any other subaccount listed in your Prospectus. However, please note that there may be negative consequences and you may lose certain benefits if your transfer, or updated investment allocation violates any allocation guidelines and restrictions applicable to allocation instructions for premium payments or other purposes (for example, dollar cost averaging or rebalancing program ).

If you reallocate your policy value to another subaccount from the TA Morgan Stanley Mid Cap Growth Subaccount or the TA WMC Diversified Growth Subaccount, you will not be charged for the transfer from that subaccount to another available subaccount if made within 30 days of the merger date. This reallocation also will not count as a transfer for purposes of any free transfers that you receive each contract year.

This Prospectus Supplement must be accompanied or preceeded

by the Prospectus for the

Merrill Lynch Consults Annuity® dated May 1, 2008